OTHER TAX RECEIVABLE	12 Months Ended
Dec. 31, 2023
OTHER TAX RECEIVABLE
OTHER TAX RECEIVABLE
6.  OTHER TAX RECEIVABLES

Accounting Policy:

Tax assets are measured at cost and primarily consist of (i) tax effects that are recognized when the asset is sold to a third party or recovered through amortization over the remaining economic life of the asset; and (ii) tax receivables that are expected to be recovered as refunds from tax authorities or as a reduction for future tax liabilities.

	12/31/2023	12/31/2022
COFINS	487,160	975,878
PIS	110,904	350,867
Taredits	33,639	31,774
ICMS	924,180	845,450
ICMS - CIAP	189,813	118,809
Other	132,863	76,348
	1,878,559	2,399,126

Current	745,856	1,324,203
Non-current	1,132,703	1,074,923
Total	1,878,559	2,399,126